Income tax	6 Months Ended
Mar. 31, 2023
Income tax
Income tax

Note 6. Income tax

The following table reconciles income tax expense to the profit before income tax:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Profit before income tax	5,625	3,751	4,718	50	19
Tax at the Australian company tax rate of 30%	1,688	1,126	1,415	50	19
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	54	39	28	38	93
Life insurance:
Tax adjustment on policyholder earnings	-	(1)	-	(100)	-
Other non-assessable items	(1)	(63)	(34)	(98)	(97)
Other non-deductible items	10	362	47	(97)	(79)
Adjustment for overseas tax rates	(16)	(16)	(15)	-	7
Income tax (over)/under provided in prior periods	-	(84)	7	(100)	(100)
Other items[1]	(115)	(27)	(14)	large	large
Total income tax expense[2]	1,620	1,336	1,434	21	13
Effective income tax rate	28.80%	35.62%	30.39%	large	(159 bps)

1.First Half 2023 included $86 million related to tax losses on sale of AAML.

2.As the Bank levy is not a levy on income, it is not included in income tax. It is included in interest expense in Note 3.